Affiliated Companies and Variable Interest Entities	12 Months Ended
Mar. 31, 2015
Affiliated Companies and Variable Interest Entities

11. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2014	2015
Current assets	10,813,254	11,380,649
Noncurrent assets	10,172,524	11,890,150

Total assets	20,985,778	23,270,799

Current liabilities	7,120,877	7,330,762
Long-term liabilities and noncontrolling interests	5,217,723	5,965,242
Affiliated companies accounted for by the equity method shareholders’ equity	8,647,178	9,974,795

Total liabilities and shareholders’ equity	20,985,778	23,270,799

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,429,576	2,691,222

Number of affiliated companies accounted for by the equity method at end of period	54	54

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Net revenues	24,242,046	28,289,687	30,163,457

Gross profit	2,620,892	3,385,048	3,614,946

Net income attributable to affiliated companies accounted for by the equity method	705,249	963,003	966,133

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	231,519	318,376	308,545

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2014	2015
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.7%	24.6%
Aisin Seiki Co., Ltd.	23.4%	23.3%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,811,245 million and ¥2,010,249 million at March 31, 2014 and 2015, respectively, were quoted on various established markets at an aggregate value of ¥2,320,128 million and ¥2,889,079 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2013, 2014 and 2015.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2014	2015
Trade accounts and notes receivable, and other receivables	253,312	266,999
Accounts payable and other payables	599,334	635,878

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Net revenues	1,926,854	1,854,708	1,785,238
Purchases	4,020,138	4,289,583	5,065,613

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2013, 2014 and 2015 were ¥126,977 million, ¥147,039 million and ¥174,485 million, respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

Related to securitization transactions, ¥1,439,796 million and ¥1,845,092 million retail finance receivables, ¥16,447 million and ¥144,729 million vehicles on operating leases, ¥84,052 million and ¥112,004 million restricted cash and ¥1,205,293 million and ¥1,572,185 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2014 and 2015, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.